Earnings per share (Details) - USD ($)	3 Months Ended				6 Months Ended				10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 26, 2021	Jun. 30, 2020	Jun. 27, 2020	Jun. 30, 2021	Jun. 26, 2021	Jun. 30, 2020	Jun. 27, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Net loss, Earnings (Numerator)	$ 30,799,160		$ 0		$ 20,079,161		$ 0		$ 0	$ 28,897,308		$ 0
Net loss Shares, (Denominator)	16,954,225		6,037,500		18,394,339		6,037,500		6,037,500	9,654,569		6,037,500
Net loss per diluted common share, Shares (Denominator)	16,954,225		6,037,500		18,394,339		6,037,500		6,037,500	9,654,569		6,037,500
Hman Group holdings Inc and subsidiaries
Net loss, Earnings (Numerator)		$ (3,385,000)		$ (5,037,000)		$ (12,355,000)		$ (19,841,000)			$ (24,499,000)		$ (85,479,000)	$ (58,681,000)
Net loss per diluted common share, Earnings (Numerator)		$ (3,385,000)		$ (5,037,000)		$ (12,355,000)		$ (19,841,000)			$ (24,499,000)		$ (85,479,000)	$ (58,681,000)
Net loss Shares, (Denominator)		553,000		544,000		553,000		544,000			545,000		543,000	545,000
Net loss per diluted common share, Shares (Denominator)		553,000		544,000		553,000		544,000			545,000		543,000	545,000
Net loss, Per Share Amount		$ (6)		$ (9)		$ (22)		$ (36)			$ (45)		$ (158)	$ (108)
Net loss per diluted common share, Per Share Amount		$ (6)		$ (9)		$ (22)		$ (36)			$ (45)		$ (158)	$ (108)
Stock options outstanding excluded from the computation						83,000		82,000			47,542,000		81,700,000	77,392,000